Borrowing Arrangements (Details) - USD ($)				1 Months Ended								3 Months Ended			9 Months Ended				12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Apr. 30, 2021	Apr. 30, 2020	Jan. 20, 2020	Oct. 01, 2023	Oct. 01, 2023	Sep. 30, 2022	Oct. 01, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Borrowing Arrangements [Line Items]
Total Principal amount								$ 500,000	$ 500,000						$ 100,000										$ 100,000
Percentage of accured interest									3.00%						6.00%				6.00%
Remaining balance		$ 0				$ 0													$ 0
Percentage of equity financing	80.00%	80.00%				80.00%						80.00%	80.00%		80.00%				80.00%
Initial fair value															$ 100,000				$ 100,000
Expense															$ 0
Redeemable convertible preferred stock (in Shares)															62,500				62,500
Other income expense															$ 100,000				$ 100,000
Immaterial debt issuance costs	$ 100,000	$ 100,000				$ 100,000						$ 100,000	$ 100,000		100,000				100,000
Common stock, issued (in Shares)			5,229																		5,229
Obtain new equity			$ 15,000,000																		$ 15,000,000
Repaid the principal and accrued interest								$ 6,700,000
Bears interest rate						8.00%
Interest expense recognized												300,000			1,000,000				700,000
Revolving loan	2,175,000	2,400,000	$ 0			$ 2,400,000						2,175,000	2,175,000		$ 2,175,000				$ 2,400,000		0
Prime rate plus															4.50%				4.50%
Total amendment fees	1,900,000	1,900,000				$ 1,900,000						1,900,000	1,900,000		$ 1,900,000				$ 1,900,000
Borrow, percentage						70.00%
Vendor purchase net amount						$ 10,000,000
Borrowing		20,000,000				20,000,000													20,000,000
Outstanding net debt						5,600,000									11,700,000				5,600,000
Accrued financing cost	4,100,000	100,000			$ 800,000	100,000						4,100,000	4,100,000		4,100,000				100,000
Recognized interest expense												0			3,100,000
Pay return capital				$ 500,000
Payments for Settlement	100,000														100,000
Contributed	$ 25,600,000	$ 25,600				$ 25,600						$ 25,600,000	$ 25,600,000		$ 25,600,000				$ 25,600
Investment dividend payable percentage	25.00%	25.00%				25.00%						25.00%	25.00%		25.00%				25.00%
Exercisable shares (in Shares)															4,132,513				4,132,513
Investment description															The Carlyle Debt Modification Agreement accelerates the redemption date of the investment, which was previously February 14, 2025 and is March 31, 2024 subsequent to the modification. Additionally, as part of the amendment, the parties entered into an amended and restated warrant agreement. As part of the Carlyle Warrant Amendment, Complete Solaria issued Carlyle a warrant to purchase up to 2,745,879 shares of Complete Solaria Common Stock at a price per share of $0.01, which is inclusive of the outstanding warrant to purchase 1,995,879 shares at the time of modification. The warrant, which expires on July 18, 2030, provides Carlyle with the right to purchase shares of Complete Solaria Common Stock based on (a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share. The warrants are classified as liabilities under ASC 815 and are recorded within warrant liability on the unaudited condensed consolidated statements of operations and comprehensive income (loss).
Loss on extinguishment							$ 1,400,000									[1]	$ 3,235,000	[1]	$ 3,235,000	[2]		[2]		[2]
Fair value of short term debt	$ 28,400,000											$ 28,400,000	$ 28,400,000		28,400,000
Redemption amount															31,900,000
Liability	0	$ 25,200,000				$ 25,200,000						0	0		0				$ 25,200,000
Interest expense												1,200,000		$ 400,000	2,700,000		900,000
Payment of interest	200,000											200,000	200,000		200,000
Long term debt fair value	29,100,000											29,100,000	29,100,000		$ 29,100,000
Embedded derivative liabilities unrealized gains losses																					$ 366,000
Paycheck Protection Programme Loan [Member]
Borrowing Arrangements [Line Items]
Proceeds from Issuance of Other Long-Term Debt									$ 900,000	$ 900,000
Secured Credit Facility [Member]
Borrowing Arrangements [Line Items]
Proceeds from Issuance of Secured Debt						5,500,000
Repayments of Secured Debt					$ 6,300,000
CS Soils [Member]
Borrowing Arrangements [Line Items]
Redemption price percentage															10.50%				10.50%
Loss on extinguishment															$ 10,300,000
Liability	$ 29,200,000	0				0						29,200,000	$ 29,200,000		29,200,000				$ 0
Interest expense												$ 100,000		$ 700,000	$ 700,000		$ 1,700,000		2,400,000
Long term debt fair value		24,000,000				24,000,000													24,000,000
Debt Related Commitment Fees and Debt Issuance Costs																			1,200,000
Long term debt		$ 25,200,000				$ 25,200,000													$ 25,200,000
Common Stock [Member]
Borrowing Arrangements [Line Items]
Redeemable convertible preferred stock (in Shares)													5,460,075		5,460,075
Common stock, issued (in Shares)			5,229																		5,229
Purchase of common stock (in Shares)															5,978,960				5,978,960
Price per share (in Dollars per share)	$ 0.01	$ 0.01				$ 0.01						$ 0.01	$ 0.01		$ 0.01				$ 0.01
Minimum [Member]
Borrowing Arrangements [Line Items]
Line of credit interest rate											3.50%
Exercise price per share (in Dollars per share)			$ 0.38
Liquidity ratio amount															$ 1				$ 1.75
Increased repayment premium, percentage						110.00%
Maximum [Member]
Borrowing Arrangements [Line Items]
Line of credit interest rate											5.25%
Exercise price per share (in Dollars per share)			$ 0.62
Liquidity ratio amount															$ 1.75				$ 1
Increased repayment premium, percentage						120.00%
Warrant [Member]
Borrowing Arrangements [Line Items]
Shares, issued (in Shares)			5,122
Conversion Amount [Member]
Borrowing Arrangements [Line Items]
Maturity date									Jun. 30, 2021
2019-A Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Weighted-average effective interest rate	17.60%	17.60%				17.60%						17.60%	17.60%		17.60%				17.60%
Embedded derivative liabilities unrealized gains losses																					$ 17,000
2019-A Convertible Notes [Member] | Maximum [Member]
Borrowing Arrangements [Line Items]
Embedded derivative liabilities unrealized gains losses																			$ 0		$ 100,000		$ 100,000
SAFE [Member]
Borrowing Arrangements [Line Items]
Estimated fair value															$ 60,500,000				$ 60,500,000
Converted, shares (in Shares)															8,171,662				8,171,662
SCI Term Loan and Revolver Loan [Member]
Borrowing Arrangements [Line Items]
Maturity date															Oct. 31, 2023				Oct. 31, 2023
Revolving loan	$ 5,000,000	$ 5,000,000				$ 5,000,000						$ 5,000,000	$ 5,000,000		$ 5,000,000				$ 5,000,000
Series D Preferred Stock [Member]
Borrowing Arrangements [Line Items]
Remaining balance		0				0													0
Loan and Security Agreement [Member]
Borrowing Arrangements [Line Items]
Line of credit											$ 7,000,000
Long-Term Line of Credit		7,000,000				7,000,000													$ 7,000,000
Revolving Loan [Member]
Borrowing Arrangements [Line Items]
Interest expense recognized		100,000										200,000			$ 500,000
Interest rate															7.75%				7.75%
Fair value															$ 5,000,000				$ 5,000,000
Principal balance	5,000,000	$ 5,000,000				$ 5,000,000						$ 5,000,000	$ 5,000,000		5,000,000				$ 5,000,000
Rodgers Massey [Member]
Borrowing Arrangements [Line Items]
Interest expense recognized															$ 5,000,000
Polar Settlement Agreement [Member]
Borrowing Arrangements [Line Items]
Payments for Settlement	$ 500,000

[1]	Gain on extinguishment of convertible notes and SAFEs includes other income from related parties of zero during each of the thirteen and thirty-nine weeks ended October 1, 2023, and zero and $1.4 million during the three and nine months ended September 30, 2022, respectively.
[2]	Gain on extinguishment of convertible notes and SAFEs includes other income from related parties of $1.4 million, zero and zero during the years ended December 31, 2022, 2021 and 2020, respectively.